Unaudited Condensed Statements of Cash Flows - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 377,882	$ 8,631,943	$ 8,628,758	$ 10,006,245
Adjustments to reconcile net income to net cash used in operating activities:
Interest income from Trust Account			(6,302)	(2,920,785)
Transaction costs allocated to warrant issuance			757,003
Fair value in excess of sale of private warrants			1,000,000
Change in fair value of derivative liability			(190,208)
Dividend income from Trust Account	(1,646,951)	(1,204,892)
Change in fair value of warrant liability		(8,192,000)	(10,808,000)	(8,452,000)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	171,690	227,669	(499,305)	324,281
Note Payable – related party	1,631,948
Due to affiliates	90,000	90,000	227,693	120,000
Accounts payable	487,824	(51,703)	113,695	345,081
Net cash flows provided by (used in) operating activities	1,112,393	(498,983)	(776,666)	(577,178)
CASH FLOWS FROM INVESTING ACTIVITIES
Withdrawal from Trust Account for redemption of ordinary shares	181,681,691
Cash deposited to Trust Account	(1,081,948)		(202,000,000)	(1,000,000)
Net cash flows provided by investing activities	180,599,743		(202,000,000)	(1,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of private units			8,000,000
Sale of Units, net of underwriting discounts paid of $4,000,000			196,000,000
Proceeds from Sponsor loan				1,000,000
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Payment of offering costs			(577,812)
Redemption of Ordinary shares	(181,681,691)
Net cash flows used in financing activities	(181,681,691)		203,447,188	1,000,000
NET CHANGE IN CASH	30,445	(498,983)	670,522	(577,178)
CASH, BEGINNING OF PERIOD	93,344	670,522		670,522
CASH, END OF PERIOD	123,789	171,539	670,522	93,344
Supplemental disclosure of noncash activities:
Initial classification of warrant liability			19,800,000
Remeasurement of Class A ordinary shares subject to possible redemption	$ 1,646,951	$ 1,204,892	25,817,320	3,920,785
Deferred underwriting fee payable			9,000,000
Initial value of over-allotment liability			$ 190,208